Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2022
Parent Company Only Condensed Financial Information [Abstract]
Schedule of condensed balance sheets
Condensed Balance Sheets

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
			Note 2(f)
ASSETS
Current assets:
Cash and cash equivalents	122,765	30,418	4,410
Amounts due from Youdao Group Companies	1,275	1,907	276
Prepayment and other current assets	229	9,180	1,331

Total current assets	124,269	41,505	6,017

Non-current assets:
Amounts due from Youdao Group Companies	2,657,497	2,930,437	424,874
Total non-current assets	2,657,497	2,930,437	424,874

Total assets	2,781,766	2,971,942	430,891

LIABILITIES AND SHAREHOLDERS’ DEFICIT
Current liabilities:
Amounts due to NetEase Group	221	2,447	355
Accrued liabilities and other payables	2,573	4,382	635

Total current liabilities	2,794	6,829	990

Non-current liabilities:
Investments in subsidiaries and VIEs	3,328,600	3,976,660	576,561
Long-term loans from NetEase Group	255,028	522,345	75,733
Other non-current liabilities	2,411	1,197	174

Total non-current liabilities	3,586,039	4,500,202	652,468

Total liabilities	3,588,833	4,507,031	653,458

Shareholders’ deficit:
Class A ordinary shares, US$0.0001 par value	24	24	3
Class B ordinary shares, US$0.0001 par value	56	56	8
Additional paid-in capital	3,913,946	3,993,026	578,934
Treasury stock	—	(42,330)	(6,137)
Accumulated deficit	(4,671,195)	(5,398,420)	(782,697)
Accumulated other comprehensive loss	(54,354)	(92,094)	(13,352)
Statutory reserves	4,456	4,649	674

Total shareholders’ deficit	(807,067)	(1,535,089)	(222,567)

Total liabilities and shareholders’ deficit	2,781,766	2,971,942	430,891

Schedule of condensed statements of operations and comprehensive loss
Condensed Statements of Operations and Comprehensive Loss

	For the year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
				Note 2(f)
Operating expenses:
General and administrative expenses	(13,008)	(13,048)	(12,861)	(1,865)

Total operating expenses	(13,008)	(13,048)	(12,861)	(1,865)

Loss from operations	(13,008)	(13,048)	(12,861)	(1,865)
Interest income	22,060	5,246	135	20
Interest expense	—	(616)	(14,380)	(2,084)
Others, net	792	2,289	1,354	196
Share of loss of subsidiaries and VIEs	(1,762,633)	(989,148)	(701,280)	(101,676)

Loss before tax	(1,752,789)	(995,277)	(727,032)	(105,409)

Income tax expenses	—	(378)	—	—
Net loss	(1,752,789)	(995,655)	(727,032)	(105,409)

Net loss attributable to ordinary shareholders of the Company	(1,752,789)	(995,655)	(727,032)	(105,409)

Net loss	(1,752,789)	(995,655)	(727,032)	(105,409)
Other comprehensive loss:
Foreign currency translation adjustment	(32,531)	(7,296)	(37,740)	(5,472)

Total other comprehensive loss	(32,531)	(7,296)	(37,740)	(5,472)

Total comprehensive loss	(1,785,320)	(1,002,951)	(764,772)	(110,881)

Comprehensive loss attributable to ordinary shareholders of the Company	(1,785,320)	(1,002,951)	(764,772)	(110,881)

Schedule of condensed statements of cash flows
Condensed Statements of Cash Flows

	For the year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
				Note 2(f)

Cash flows from operating activities:
Net cash provided by/(used in) operating activities	14,409	(9,040)	(20,545)	(2,979)

Cash flows from investing activities:
Placements of time deposits	(20,663)	(897,916)	—	—
Proceeds from maturities of time deposits	1,257,689	907,759	—	—
Loans to subsidiaries	(1,236,543)	(1,759,925)	(272,940)	(39,573)
Recovery of loan made to subsidiaries	—	—	14,354	2,081
Payment for long-term investment	(670)	—	—	—

Net cash used in investing activities	(187)	(1,750,082)	(258,586)	(37,492)

Cash flows from financing activities:
Proceeds from long-term loans from NetEase Group	—	257,522	225,941	32,759
Proceeds from the issuance of follow-on offering shares, net of issuance cost (Note 13)	—	1,498,627	—	—
Payment of offering expenses	(7,909)	—	—	—
Cash paid for repurchase of Youdao’s ADSs	—	—	(50,700)	(7,351)
Proceeds from issuance of ordinary shares pursuant to incentive plan	34,468	27,564	9,408	1,364

Net cash provided by financing activities	26,559	1,783,713	184,649	26,772

Effect of exchange rate changes on cash and cash equivalents	(34,691)	(19,226)	2,135	310

Net increase/(decrease) in cash and cash equivalents	6,090	5,365	(92,347)	(13,389)
Cash and cash equivalents at the beginning of the year	111,310	117,400	122,765	17,799

Cash and cash equivalents at the end of the year	117,400	122,765	30,418	4,410